UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

(Amendment No. 1)

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d)

OF THE SECURITIES EXCHANGE ACT OF 1934

For the quarterly distribution period from

September 21, 2006 to October 31, 2006

Commission File Number of issuing entity:    333-128920-01

CRUSADE GLOBAL TRUST NO. 2 OF 2006
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:    333-128920

CRUSADE MANAGEMENT LIMITED
(Exact name of depositor as specified in its charter)

ST.GEORGE BANK LIMITED
(Exact name of sponsor as specified in its charter)

NEW SOUTH WALES, AUSTRALIA
(State or other jurisdiction of incorporation or organization of the issuing entity)

Not Applicable
(I.R.S. Employer Identification No.)

Level 4, 4-16 Montgomery Street, Kogarah NSW 2217, Australia	Not Applicable
(Address of principal executive offices of the issuing entity)	(Zip Code)

(011) 612-9952-1315
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Crusade Global Trust No. 2 of 2006, Class A-1 Mortgage Backed Floating Rate Notes	[_____]	[_____]	_X_	Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes   _X_        No ___

EXPLANATORY NOTE

This Form 10-D/A relates to (i) additional disclosure relating to the addition of applicable file numbers of the significant enhancement providers disclosed below in Part II under Item 7 (Significant Enhancement Provider Information), (ii) the revision of the exhibit lists contained herein to include the incorporation by reference of specified information with respect to the significant enhancement providers disclosed below in Part II under Item 7 (Significant Enhancement Provider Information) and (iii) a revised Exhibit 99.1 (the November 2006 Quarterly Noteholder Report) attached hereto. These revisions did not affect payments to noteholders.

This Form 10-D/A does not otherwise amend the original Form 10-D filed with the Commission November 28, 2006.

PART I – DISTRIBUTION INFORMATION

ITEM 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Crusade Global Trust No. 2 of 2006, Class A-1 Mortgage Backed Floating Rate Notes (the “Class A-1 Notes”), dated September 15, 2006, and related Prospectus dated August 31, 2006 (collectively, the “Prospectus”), of the Crusade Global Trust No. 2 of 2006 (the “Issuing Entity”) filed with the Securities and Exchange Commission (the “Commission”) pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following class of Notes was offered under the Prospectus: Class A-1.

On November 15, 2006 a quarterly distribution was made to holders of Crusade Global Trust No. 2 of 2006. The quarterly distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(a), Exhibit 99.1 for the related information.

PART II – OTHER INFORMATION

ITEM 2. Legal Proceedings.

Nothing to report.

ITEM 3. Sales of Securities and Use of Proceeds.

On September 21, 2006, the Issuing Entity publicly issued US$1,200,000,000 of Class A-1 Mortgage Backed Floating Rate Notes due November 2037 pursuant to a registration statement (No. 333-128920) of Crusade Management Limited (the “Registrant”) declared effective on August 11, 2006. The underwriters for the issuance of the Class A-1 Notes were Credit Suisse Securities (USA) LLC and Deutsche Bank Securities Inc. Underwriting Discounts and Commissions for the Class A-1 Notes amounted to US$600,000, which were paid by Crusade Management Limited, but were not deducted from the proceeds paid to the issuer trustee. The Registrant also paid general transaction expenses, estimated to be US$1.1 million. The net proceeds from the sale of the Class A-1 Notes amounted to US$1,200,000,000 and were used by the issuer trustee to acquire from the seller equitable title to the housing loans and related mortgages, as well as to fund the liquidity reserve and to acquire other authorized investments.

On September 21, 2006, the Issuing Entity issued €450,000,000 of Class A-2 Mortgage Backed Floating Rate Notes due November 2037 (the “Class A-2 Notes”). The Class A-2 Notes were offered and sold to persons that were not U.S. Persons (within the meaning of Regulation S under the Securities Act) outside the United States in reliance on Regulation S under the Securities Act. The managers for the Class A-2 Notes were Credit Suisse Securities (Europe) Limited and Deutsche Bank AG, London Branch. Underwriting Discounts and Commissions for the Class A-2 Notes amounted to €225,000. The net proceeds from the sale of the Class A-2 Notes amounted to €450,000,000 and were used by the issuer trustee to acquire from the seller equitable title to the housing loans and related mortgages, as well as to fund the liquidity reserve and to acquire other authorized investments.

On September 21, 2006, the Issuing Entity issued A$600,000,000 Class A-3 Mortgage Backed Floating Rate Notes due November 2037 (the “Class A-3 Notes”). The Class A-3 Notes were offered and sold to persons that were not U.S. Persons (within the meaning of Regulation S under the Securities Act) outside the United States in reliance on Regulation S under the Securities Act. The dealers for the Class A-3 Notes were St.George Bank Limited, Deutsche Bank AG, Sydney Branch and Credit Suisse, Sydney Branch. Underwriting Discounts and Commissions for the Class A-3 Notes amounted to A$300,000. The net proceeds from the sale of the Class A-3 Notes amounted to A$600,000,000 and were used by the issuer trustee to acquire from the seller equitable title to the housing loans and related mortgages, as well as to fund the liquidity reserve and to acquire other authorized investments.

On September 21, 2006, the Issuing Entity issued A$53,200,000 Class B Mortgage Backed Floating Rate Notes due November 2037 (the “Class B Notes”). The Class B Notes were offered and sold to persons that were not U.S. Persons (within the meaning of Regulation S under the Securities Act) outside the United States in reliance on Regulation S under the Securities Act. The dealers for the Class B Notes were St.George Bank Limited, Deutsche Bank AG, Sydney Branch and Credit Suisse, Sydney Branch. Underwriting Discounts and Commissions for the Class B Notes amounted to A$26,600. The net proceeds from the sale of the Class B Notes amounted to A$53,200,000 and were used by the issuer trustee to acquire from the seller equitable title to the housing loans and related mortgages, as well as to fund the liquidity reserve and to acquire other authorized investments.

On September 21, 2006, the Issuing Entity issued A$24,300,000 Class C Mortgage Backed Floating Rate Notes due November 2037 (the “Class C Notes”). The Class C Notes were offered and sold to persons that were not U.S. Persons (within the meaning of Regulation S under the Securities Act) outside the United States in reliance on Regulation S under the Securities Act. The dealers for the Class C Notes were St.George Bank Limited, Deutsche Bank AG, Sydney Branch and Credit Suisse, Sydney Branch. Underwriting Discounts and Commissions for the Class C Notes amounted to A$12,150. The net proceeds from the sale of the Class C Notes amounted to A$24,300,000 and were used by the issuer trustee to acquire from the seller equitable title to the housing loans and related mortgages, as well as to fund the liquidity reserve and to acquire other authorized investments.

ITEM 4. Default Upon Senior Securities.

Nothing to report.

ITEM 5. Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6. Significant Obligors of Pool Assets.

Not applicable.

ITEM 7. Significant Enhancement Provider Information.

The unaudited consolidated balance sheets as of September 30, 2006 and December 31, 2005, the unaudited consolidated statements of operations for the three and nine-months ended September 30, 2006 and 2005 and the unaudited consolidated statements of cash flows for September 30, 2006 and 2005 of PMI Mortgage Insurance Ltd are incorporated herein by reference from Exhibit 99.1 in PMI Group Inc.’s Quarterly Report filed on Form 10-Q for the quarterly period ended September 30, 2006 (File No. 1-13664), as filed with the Commission on November 7, 2006. You should be aware that any such financial statements may be modified or superseded by a document filed with the Commission at a later date. You should not assume that the information concerning PMI Mortgage Insurance Ltd is accurate as of any date other than the date that such Form 10-Q was filed with the Commission.

The condensed consolidated statement of financial condition of Credit Suisse (USA), Inc. (“CSUSA”) and subsidiaries as of September 30, 2006, the related condensed consolidated statements of operations for the three and nine-month periods ended September 30, 2006 and 2005, and the related condensed consolidated statements of changes in stockholder’s equity and cash flows for the nine-month periods ended September 30, 2006 and 2005 are incorporated herein by reference as contained in CSUSA’s Quarterly Report on Form 10-Q for the quarterly period ended September 30, 2006 (File No. 1-06862), filed with the Commission on November 14, 2006. You should be aware that any such financial statements may be modified or superseded by a document filed with the Commission at a later date. You should not assume that the information concerning CSUSA is accurate as of any date other than the date that such Form 10-Q was filed with the Commission.

ITEM 8. Other Information.

Nothing to report.

ITEM 9. Exhibits.

(a)	Documents filed as part of this report:

Exhibit 99.1           November 2006 Quarterly Noteholder Report.

Exhibit 99.2          The unaudited consolidated balance sheets as of September 30, 2006 and December 31, 2005, the unaudited consolidated statements of operations for the three and nine-months ended September 30, 2006 and 2005 and the unaudited consolidated statements of cash flows for September 30, 2006 and 2005 of PMI Mortgage Insurance Ltd are incorporated herein by reference from Exhibit 99.1 in PMI Group Inc.’s Quarterly Report filed on Form 10-Q for the quarterly period ended September 30, 2006 (File No. 1-13664), as filed with the Commission on November 7, 2006.

Exhibit 99.3          The condensed consolidated statement of financial condition of Credit Suisse (USA), Inc. (“CSUSA”) and subsidiaries as of September 30, 2006, the related condensed consolidated statements of operations for the three and nine-month periods ended September 30, 2006 and 2005, and the related condensed consolidated statements of changes in stockholder’s equity and cash flows for the nine-month periods ended September 30, 2006 and 2005 are incorporated herein by reference as contained in CSUSA’s Quarterly Report on Form 10-Q for the quarterly period ended September 30, 2006 (File No. 1-06862), filed with the Commission on November 14, 2006.

(b)	Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 1.1            Underwriting Agreement, dated as of September 15, 2006, among the Manager, St.George, the Issuer Trustee and Credit Suisse Securities (USA) LLC, for itself and as representative of the underwriters named therein (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Commission on September 28, 2006).*

Exhibit 4.2            Supplementary Terms Notice dated September 19, 2006 between, among others, the Issuer Trustee, the Manager, St.George, the Security Trustee and the Note Trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Commission on September 28, 2006).*

Exhibit 4.3            Security Trust Deed dated September 14, 2006 between the Issuer Trustee, the Manager, the Security Trustee and the Note Trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Commission on September 28, 2006).*

Exhibit 4.4            Note Trust Deed dated September 19, 2006 among the Issuer Trustee, the Security Trustee, the Manager and The Bank of New York (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Commission on September 28, 2006).*

Exhibit 4.5            Agency Agreement dated September 19, 2006 between the Issuer Trustee, the Manager and The Bank of New York (as Principal Paying Agent, Calculation Agent, Note Trustee and Class A-1 Note Registrar)

(incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Commission on September 28, 2006).*

Exhibit 10.3          Basis Swap Schedule and the Confirmation each dated September 19, 2006, between the Issuer Trustee, the Manager and St.George relating to an ISDA Master Agreement (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Commission on September 28, 2006).*

Exhibit 10.4          Fixed Floating Rate Swap Schedule and the Confirmation each dated September 19, 2006, between the Issuer Trustee, the Manager and St.George relating to an ISDA Master Agreement (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Commission on September 28, 2006).*

Exhibit 10.5          USD Currency Swap Schedule and the Confirmation each dated September 19, 2006, between the Issuer Trustee, the Manager and Credit Suisse (USA), Inc. relating to an ISDA Master Agreement (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Commission on September 28, 2006).*

Exhibit 10. 8         Lenders Mortgage Insurance Policy dated September 18, 2006 issued by PMI Mortgage Insurance Limited (“PMI”) in favor of the Issuer Trustee and St.George (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Commission on September 28, 2006).*

Exhibit 99.1           November 2006 Quarterly Noteholder Report.

Exhibit 99.2          The unaudited consolidated balance sheets as of September 30, 2006 and December 31, 2005, the unaudited consolidated statements of operations for the three and nine-months ended September 30, 2006 and 2005 and the unaudited consolidated statements of cash flows for September 30, 2006 and 2005 of PMI Mortgage Insurance Ltd are incorporated herein by reference from Exhibit 99.1 in PMI Group Inc.’s Quarterly Report filed on Form 10-Q for the quarterly period ended September 30, 2006 (File No. 1-13664), as filed with the Commission on November 7, 2006.

Exhibit 99.3          The condensed consolidated statement of financial condition of Credit Suisse (USA), Inc. (“CSUSA”) and subsidiaries as of September 30, 2006, the related condensed consolidated statements of operations for the three and nine-month periods ended September 30, 2006 and 2005, and the related condensed consolidated statements of changes in stockholder’s equity and cash flows for the nine-month periods ended September 30, 2006 and 2005 are incorporated herein by reference as contained in CSUSA’s Quarterly Report on Form 10-Q for the quarterly period ended September 30, 2006 (File No. 1-06862), filed with the Commission on November 14, 2006.

* Previously filed.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Crusade Management Limited
(Depositor)

Date:  May 11, 2007

/s/ Gregory M. Bartlett (Signature)

Name: Gregory M. Bartlett
Title: Group Executive, Institutional & Banking Business

EXHIBIT INDEX

Exhibit 99.1           November 2006 Quarterly Noteholder Report.

Exhibit 99.2          The unaudited consolidated balance sheets as of September 30, 2006 and December 31, 2005, the unaudited consolidated statements of operations for the three and nine-months ended September 30, 2006 and 2005 and the unaudited consolidated statements of cash flows for September 30, 2006 and 2005 of PMI Mortgage Insurance Ltd are incorporated herein by reference from Exhibit 99.1 in PMI Group Inc.’s Quarterly Report filed on Form 10-Q for the quarterly period ended September 30, 2006 (File No. 1-13664), as filed with the Commission on November 7, 2006.

Exhibit 99.3          The condensed consolidated statement of financial condition of Credit Suisse (USA), Inc. (“CSUSA”) and subsidiaries as of September 30, 2006, the related condensed consolidated statements of operations for the three and nine-month periods ended September 30, 2006 and 2005, and the related condensed consolidated statements of changes in stockholder’s equity and cash flows for the nine-month periods ended September 30, 2006 and 2005 are incorporated herein by reference as contained in CSUSA’s Quarterly Report on Form 10-Q for the quarterly period ended September 30, 2006 (File No. 1-06862), filed with the Commission on November 14, 2006.